28. Financial results, net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfFinancialResultsLineItems [Line Items]
Total financial expenses	R$ (911)	R$ (1,134)	R$ (1,122)
Total financial income	181	231	354
Financial results, net	(730)	(903)	(768)
Income from short term instruments
DisclosureOfFinancialResultsLineItems [Line Items]
Total financial income	38	84	171
Monetary restatement gain
DisclosureOfFinancialResultsLineItems [Line Items]
Total financial income	137	137	182
Other financial income
DisclosureOfFinancialResultsLineItems [Line Items]
Total financial income	6	10	1
Cost of debt
DisclosureOfFinancialResultsLineItems [Line Items]
Total financial expenses	(498)	(705)	(698)
Cost of the discounting receivables
DisclosureOfFinancialResultsLineItems [Line Items]
Total financial expenses	(144)	(163)	(120)
Monetary restatement loss
DisclosureOfFinancialResultsLineItems [Line Items]
Total financial expenses	(131)	(174)	(213)
Other finance expenses
DisclosureOfFinancialResultsLineItems [Line Items]
Total financial expenses	R$ (138)	R$ (92)	R$ (91)